Long Term Prepayments and Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Long Term Prepayments And Other Non Current Assets [Abstract]
LONG TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

NOTE 7 – LONG TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

		As of December 31,
		2021	2020
Prepaid for land use right	(1)	6,947,051	-
Prepaid for construction and equipment	(1)	1,297,866	-
Loans to third party	(2)	2,000,000	-
Total		$10,244,917	$-

(1)	The Company’s subsidiary Sunrise Guizhou signed to purchase land use right from Qianxinan public resources trading center, with an area of 260,543 square meters and prepaid the consideration of $6,947,051. The land use right is expected to be registered under Sunrise Guizhou on June 10, 2022. Besides, Sunrise Guizhou also made advance payment of $654,799 for the production line and equipment and $643,067 for the factory construction, with the planned construction period from January 4, 2022 to December 31, 2022.

(2)	The Company signed a loan contract on March 8, 2021 and renewed it on March 6, 2022, with a third party, Waichun Logistics Technology Limited (“Waichun”), to lend $2,000,000, with annual interest rate of 8%, and will be due on December 31, 2023.